Submission	Mar. 28, 2025
Submission [Line Items]
Central Index Key	0001544206
Registrant Name	CARLYLE SECURED LENDING, INC.
Registration File Number	333-278993
Form Type	N-2
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES